Summary of Significant Accounting Policies - Summary of Allowance For Doubtful Accounts (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at beginning of period	$ 1,012	$ 1,060	$ 1,070	$ 1,038	$ 1,038	$ 175
Additions	296	236	378	397	591	1,014
Write – offs	(63)	(14)	(64)	(14)	(559)	(151)
Recoveries	(80)	(179)	(219)	(318)
Balance at end of year	$ 1,165	$ 1,103	$ 1,165	$ 1,103	$ 1,070	$ 1,038